Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details)	6 Months Ended
Jun. 30, 2026 shares
Telesat Public shares
Total Telesat Public shares	15,106,517
Class A Common Shares [Member]
Telesat Public shares
Total Telesat Public shares	5,558,919
Class B Variable Voting Shares [Member]
Telesat Public shares
Total Telesat Public shares	9,547,598